Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Convertible Redeemable Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Redeemable Preferred stock, shares authorized	5,000,000	5,000,000	0
Convertible Redeemable Preferred stock, shares issued	5,000,000	5,000,000	0
Convertible Redeemable Preferred stock, shares outstanding	5,000,000	5,000,000	0
Convertible Redeemable Preferred stock, Liquidation preference	$ 5,000	$ 5,000	$ 0
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.000	$ 0.001
Preferred stock, shares authorized				50	50	50	5,000,000	5,000,000	5,000,000	0	3,000,000	3,000,000	0	5,000,000
Preferred stock, shares issued				43	43	43	300,000	300,000	300,000	0	2,000,000	2,000,000	0	500,000
Preferred stock, shares outstanding				43	43	43	300,000	300,000	300,000	0	2,000,000	2,000,000	0	500,000
Liquidation preference				$ 4,320	$ 4,320	$ 4,320	$ 397	$ 385	$ 367	$ 0	$ 2,507	$ 2,387	$ 0	$ 615